Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Share Capital	$ 1,426,765	$ 1,426,765	$ 1,300,265
Additional paid in Capital	22,479,149	$ 22,479,149	$ 16,354,236
Argentine Central Bank [member]
Share Capital	1,426,765
Additional paid in Capital	10,951,132
Adjustments to Shareholders' equity	278,131
Legal reserve	340,979
Distribuitable reserves	25,103,198
Non distributable reserves	2,770,380
Profit for the year	14,427,034
Total Shareholder's equity under the rules of the Argentine Central Bank	$ 55,297,619